Operating Leases (Details) - Schedule of future minimum non-cancelable rental income	Jul. 31, 2022 USD ($)
Operating Leases (Details) - Schedule of future minimum non-cancelable rental income [Line Items]
2023	$ 15,498,862
2024	11,401,275
2025	10,668,802
2026	9,685,273
2027	8,831,559
After 2027	37,224,658
Total	93,310,429
Company Owned Property [Member]
Operating Leases (Details) - Schedule of future minimum non-cancelable rental income [Line Items]
2023	11,302,148
2024	8,329,055
2025	7,979,794
2026	7,130,748
2027	6,419,818
After 2027	31,768,645
Total	72,930,208
Leased Property [Member]
Operating Leases (Details) - Schedule of future minimum non-cancelable rental income [Line Items]
2023	4,196,714
2024	3,072,220
2025	2,689,008
2026	2,554,525
2027	2,411,741
After 2027	5,456,013
Total	$ 20,380,221